Investments (Tables)	12 Months Ended
Mar. 31, 2016
Credit Substitutes
Available for Sale Securities Amortized Cost and Fair Value

The fair values of credit substitutes by type of instrument as of March 31, 2015 and March 31, 2016 were as follows:

	As of March 31,
	2015				2016
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)

Available for sale credit substitute securities:
Debentures	Rs.	14,631.2	Rs.	14,860.3	Rs.	39,028.0	Rs.	39,234.6
Commercial paper		180,361.2		180,198.6		258,126.7		258,006.4

Total	Rs.	194,992.4	Rs.	195,058.9	Rs.	297,154.7	Rs.	297,241.0

					US$	4,485.4	US$	4,486.7

Held for Trading
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value

The portfolio of trading securities as of March 31, 2015 and March 31, 2016 was as follows:

	As of March 31, 2015
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	60,239.5	Rs.	53.5	Rs.	0.2	Rs.	60,292.8
Other corporate/financial institution securities		1,000.0		—		—		1,000.0

Total	Rs.	61,239.5	Rs.	53.5	Rs.	0.2	Rs.	61,292.8

	As of March 31, 2016
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	56,954.3	Rs.	41.9	Rs.	—	Rs.	56,996.2
Other corporate/financial institution securities		14,749.1		115.6		—		14,864.7

Total	Rs.	71,703.4	Rs.	157.5	Rs.	—	Rs.	71,860.9

Total	US$	1,082.3	US$	2.4	US$	—	US$	1,084.7

Available-for-Sale Securities
Available for Sale Securities Amortized Cost and Fair Value

The portfolio of available for sale securities as of March 31, 2015 and March 31, 2016 was as follows:

	As of March 31, 2015
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)

Government of India securities	Rs.	1,151,520.7	Rs.	13,843.3	Rs.	1,242.7	Rs.	1,164,121.3
State government securities		54,134.6		2,074.4		—		56,209.0
Credit substitutes (see note 8)		194,992.4		243.9		177.4		195,058.9
Other corporate/financial institution bonds		6,555.1		83.3		1.5		6,636.9
Certificate of Deposit		56,300.2		85.4		—		56,385.6

Debt securities, other than asset and mortgage-backed securities		1,463,503.0		16,330.3		1,421.6		1,478,411.7
Mortgage-backed securities		1,282.0		50.1		—		1,332.1
Asset-backed securities		23,512.3		223.2		452.2		23,283.3
Other securities (including mutual fund units)		788.1		597.9		0.3		1,385.7

Total	Rs.	1,489,085.4	Rs.	17,201.5	Rs.	1,874.1	Rs.	1,504,412.8

Securities with gross unrealized losses							Rs.	469,004.0
Securities with gross unrealized gains								1,035,408.8

							Rs.	1,504,412.8

	As of March 31, 2016
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)

Government of India securities	Rs.	1,443,404.6	Rs.	12,828.9	Rs.	168.0	Rs.	1,456,065.5
State government securities		92,613.3		3,149.3		—		95,762.6
Credit substitutes (see note 8)		297,154.7		318.2		231.9		297,241.0
Other corporate/financial institution bonds		8,541.9		17.6		3.5		8,556.0

Debt securities, other than asset and mortgage-backed securities		1,841,714.5		16,314.0		403.4		1,857,625.1
Mortgage-backed securities		651.4		17.6		1.3		667.7
Asset-backed securities		19,417.4		191.9		429.5		19,179.8
Other securities (including mutual fund units)		767.6		444.2		—		1,211.8

Total	Rs.	1,862,550.9	Rs.	16,967.7	Rs.	834.2	Rs.	1,878,684.4

Total	US$	28,114.0	US$	256.1	US$	12.6	US$	28,357.5

Securities with gross unrealized losses							Rs.	304,916.5
Securities with gross unrealized gains								1,573,767.9

							Rs.	1,878,684.4

							US$	28,357.5

Unrealized loss position investments

The gross unrealized losses and fair value of available for sale securities at March 31, 2015 was as follows:

	As of March 31, 2015
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)

Government of India securities	Rs.	10,602.4	Rs.	37.9	Rs.	277,465.1	Rs.	1,204.8	Rs.	288,067.5	Rs.	1,242.7
State government securities		—		—		7.5		—		7.5		—
Credit substitutes (see note 8)		158,859.4		177.4		—		—		158,859.4		177.4
Other corporate/financial institution bonds		1,339.6		1.5		—		—		1,339.6		1.5

Debt securities, other than asset and mortgage-backed securities		170,801.4		216.8		277,472.6		1,204.8		448,274.0		1,421.6
Mortgage-backed securities		—		—		—		—		—		—
Asset-backed securities		20,727.1		452.2		—		—		20,727.1		452.2

Other securities		2.9		0.3		—		—		2.9		0.3

Total	Rs.	191,531.4	Rs.	669.3	Rs.	277,472.6	Rs.	1,204.8	Rs.	469,004.0	Rs.	1,874.1

The gross unrealized losses and fair value of available for sale securities at March 31, 2016 was as follows:

	As of March 31, 2016
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)

Government of India securities	Rs.	40,363.1	Rs.	16.1	Rs.	27,683.1	Rs.	151.9	Rs.	68,046.2	Rs.	168.0

Credit substitutes (see note 8)		213,878.3		231.4		749.6		0.5		214,627.9		231.9
Other corporate/financial institution bonds		1,393.4		2.6		2,287.9		0.9		3,681.3		3.5

Debt securities, other than asset and mortgage-backed securities		255,634.8		250.1		30,720.6		153.3		286,355.4		403.4
Mortgage-backed securities		87.6		1.3		—		—		87.6		1.3
Asset-backed securities		18,473.5		429.5		—		—		18,473.5		429.5

Total	Rs.	274,195.9	Rs.	680.9	Rs.	30,720.6	Rs.	153.3	Rs.	304,916.5	Rs.	834.2

Total	US$	4,138.8	US$	10.3	US$	463.7	US$	2.3	US$	4,602.5	US$	12.6

Realized Investment Gains Losses Net

Gross realized gains and gross realized losses from sale of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2014		2015		2016		2016
	(In millions)
Gross realized gains on sale	Rs.	2,378.8	Rs.	5,484.3	Rs.	5,942.0	US$	89.7
Gross realized losses on sale		(623.1)		(316.4)		(296.0)		(4.5)

Realized gains (losses), net		1,755.7		5,167.9		5,646.0		85.2
Dividends and interest		77,497.1		94,129.1		136,062.4		2,053.8

Total	Rs.	79,252.8	Rs.	99,297.0	Rs.	141,708.4	US$	2,139.0

Available-for-Sale Securities | Debt securities, other than asset and mortgage-backed securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2016 is set out below:

	As of March 31, 2016
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	780,914.9	Rs.	781,292.9	US$	11,793.1
Over one year through five years		302,185.8		305,623.6		4,613.2
Over five years through ten years		392,881.6		400,412.7		6,044.0
Over ten years		365,732.2		370,295.9		5,589.4

Total	Rs.	1,841,714.5	Rs.	1,857,625.1	US$	28,039.7

Available-for-Sale Securities | Asset and Mortgage Backed Securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale mortgage-backed and asset-backed securities as of March 31, 2016 is set out below:

	As of March 31, 2016
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	12,027.8	Rs.	11,824.4	US$	178.5
Over one year through five years		7,461.2		7,251.9		109.5
Over five years through ten years		183.3		183.6		2.8
Over ten years		396.5		587.6		8.9

Total	Rs.	20,068.8	Rs.	19,847.5	US$	299.7